Cash and short-term deposits (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Cash and Short-term Deposits

	December 31,
	2020	2019
	£’000s	£’000s
Cash	22,922	15,803
Short-term deposits	547	544

	23,469	16,347